Other assets	12 Months Ended
Dec. 31, 2019
Miscellaneous assets [abstract]
Other assets
Other assets
The detail of Other assets is as follows:

Million euros
	2019	2018	2017
Transactions in transit	157	143	206
Net pension plan assets (Note 25)	903	1,015	604
Prepayments and accrued income	3,129	3,089	2,326
Other (Note 2.n)	5,752	4,744	4,427
	9,941	8,991	7,563